FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Recurring and Nonrecurring [Line Items]
Investments held in Trust Account	$ 484,900,806	$ 1,013,382,491	$ 1,000,284,779
Quoted Prices in Active Markets (Level 1)
Fair Value, Recurring and Nonrecurring [Line Items]
Investments held in Trust Account	$ 484,900,806	$ 1,013,382,491	$ 1,000,284,779